Other information about investments - Joint arrangements and associates - Plenitude & Power (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 NOK (kr)	Dec. 31, 2020 EUR (€)
Joint arrangements and associates
Share capital		€ 4,005,000,000			€ 4,005,000,000
ENI SpA
Joint arrangements and associates
Share capital		4,005,358,876			€ 4,005,358,876
Plenitude | Italy | Joint Arrangement Or Associate One [Member]
Joint arrangements and associates
Company name	E-Prosume Srl (†)
Registered office	Milan
Country of operation	Italy
Share capital		100,000
Consolidation or valuation method	Eq.
Plenitude | Italy | Joint Arrangement Or Associate One [Member] | Evolvere Venture Spa
Joint arrangements and associates
% Ownership	50.00%
Plenitude | Italy | Joint Arrangement Or Associate One [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Plenitude | Italy | Joint Arrangement Or Associate Two [Member]
Joint arrangements and associates
Company name	Evogy Srl Società Benefit
Registered office	Seriate (BG)
Country of operation	Italy
Share capital		11,785.71
Consolidation or valuation method	Eq.
Plenitude | Italy | Joint Arrangement Or Associate Two [Member] | Evolvere Venture Spa
Joint arrangements and associates
% Ownership	45.45%
Plenitude | Italy | Joint Arrangement Or Associate Two [Member] | Third parties
Joint arrangements and associates
% Ownership	54.55%
Plenitude | Italy | Joint Arrangement Or Associate Three [Member]
Joint arrangements and associates
Company name	GreenIT SpA (†)
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		50,000
Consolidation or valuation method	Eq.
Plenitude | Italy | Joint Arrangement Or Associate Three [Member] | Eni gas e luce SpA SB
Joint arrangements and associates
% Ownership	51.00%
Plenitude | Italy | Joint Arrangement Or Associate Three [Member] | Third parties
Joint arrangements and associates
% Ownership	49.00%
Plenitude | Italy | Joint Arrangement Or Associate Four [Member]
Joint arrangements and associates
Company name	Renewable Dispatching Srl
Registered office	Milan
Country of operation	Italy
Share capital		200,000
Consolidation or valuation method	Eq.
Plenitude | Italy | Joint Arrangement Or Associate Four [Member] | Evolvere Venture Spa
Joint arrangements and associates
% Ownership	40.00%
Plenitude | Italy | Joint Arrangement Or Associate Four [Member] | Third parties
Joint arrangements and associates
% Ownership	60.00%
Plenitude | Italy | Joint Arrangement Or Associate Five [Member]
Joint arrangements and associates
Company name	Tate Srl
Registered office	Bologna
Country of operation	Italy
Share capital		408,509.29
Consolidation or valuation method	Eq.
Plenitude | Italy | Joint Arrangement Or Associate Five [Member] | Evolvere Venture Spa
Joint arrangements and associates
% Ownership	36.00%
Plenitude | Italy | Joint Arrangement Or Associate Five [Member] | Third parties
Joint arrangements and associates
% Ownership	64.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Eight [Member]
Joint arrangements and associates
Company name	Bluebell Solar Class A Holdings II Llc
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $	$ 82,351,634
Consolidation or valuation method	Eq.
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Eight [Member] | Eni New Energy US Inc
Joint arrangements and associates
% Ownership	99.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Eight [Member] | Third parties
Joint arrangements and associates
% Ownership	1.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Nine [Member]
Joint arrangements and associates
Company name	Clarensac Solar SAS
Registered office	Meyreuil (France)
Country of operation	France
Share capital		25,000
Consolidation or valuation method	Eq.
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Nine [Member] | Dhamma Energy SAS
Joint arrangements and associates
% Ownership	40.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Nine [Member] | Third parties
Joint arrangements and associates
% Ownership	60.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Ten [Member]
Joint arrangements and associates
Company name	Doggerbank Offshore Wind Farm Project 1 Holdco Ltd (†)
Registered office	Reading (United Kingdom)
Country of operation	United Kingdom
Share capital | £			£ 1,000
Consolidation or valuation method	Eq.
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Ten [Member] | Eni North Sea Wind
Joint arrangements and associates
% Ownership	20.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Ten [Member] | Third parties
Joint arrangements and associates
% Ownership	80.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Eleven [Member]
Joint arrangements and associates
Company name	Doggerbank Offshore Wind Farm Project 2 Holdco Ltd (†)
Registered office	Reading (United Kingdom)
Country of operation	United Kingdom
Share capital | £			£ 1,000
Consolidation or valuation method	Eq.
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Eleven [Member] | Eni North Sea Wind
Joint arrangements and associates
% Ownership	20.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Eleven [Member] | Third parties
Joint arrangements and associates
% Ownership	80.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twelve [Member]
Joint arrangements and associates
Company name	Enera Conseil SAS(†)
Registered office	Clichy (France)
Country of operation	France
Share capital		9,690
Consolidation or valuation method	Eq.
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twelve [Member] | Eni G&P France SA
Joint arrangements and associates
% Ownership	51.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twelve [Member] | Third parties
Joint arrangements and associates
% Ownership	49.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Thirteen [Member]
Joint arrangements and associates
Company name	Fotovoltaica Escudero SL
Registered office	Valencia (Spain)
Country of operation	Spain
Share capital		3,000
Consolidation or valuation method	Eq.
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Thirteen [Member] | Dhamma Energy Group
Joint arrangements and associates
% Ownership	45.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Thirteen [Member] | Third parties
Joint arrangements and associates
% Ownership	55.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Fourteen [Member]
Joint arrangements and associates
Company name	Gas Distribution Company of Thessaloniki - Thessaly SA (†)
Registered office	Ampelokipi-Menemeni (Greece)
Country of operation	Greece
Share capital		247,127,605
Consolidation or valuation method	Co.
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Fourteen [Member] | Eni gas e luce SpA SB
Joint arrangements and associates
% Ownership	49.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Fourteen [Member] | Third parties
Joint arrangements and associates
% Ownership	51.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Fifteen [Member]
Joint arrangements and associates
Company name	Novis Renewables Holdings Llc
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $	$ 100
Consolidation or valuation method	Eq.
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Fifteen [Member] | Eni New Energy US Inc
Joint arrangements and associates
% Ownership	49.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Fifteen [Member] | Third parties
Joint arrangements and associates
% Ownership	51.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Sixteen [Member]
Joint arrangements and associates
Company name	Novis Renewables Llc (†)
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $	$ 100
Consolidation or valuation method	Eq.
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Sixteen [Member] | Eni New Energy US Inc
Joint arrangements and associates
% Ownership	50.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Sixteen [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Seven teen [Member]
Joint arrangements and associates
Company name	OVO Energy (France) SAS
Registered office	Paris (France)
Country of operation	France
Share capital		66,666.66
Consolidation or valuation method	Eq.
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Seven teen [Member] | Eni gas e luce SpA SB
Joint arrangements and associates
% Ownership	25.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Seven teen [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Eight teen [Member]
Joint arrangements and associates
Company name	Vårgrønn AS (†)
Registered office	Stavanger (Norway)
Country of operation	Norway
Share capital | kr				kr 100,000
Consolidation or valuation method	Eq.
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Eight teen [Member] | Eni Energy Solutions BV
Joint arrangements and associates
% Ownership	69.60%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Eight teen [Member] | Third parties
Joint arrangements and associates
% Ownership	30.40%
Power | Italy | Joint Arrangement Or Associate One [Member]
Joint arrangements and associates
Company name	Società EniPower Ferrara Srl (†)
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		€ 140,000,000
% Equity ratio	51.00%
Consolidation or valuation method	J.O.
Power | Italy | Joint Arrangement Or Associate One [Member] | EniPower SpA
Joint arrangements and associates
% Ownership	51.00%
Power | Italy | Joint Arrangement Or Associate One [Member] | Third parties
Joint arrangements and associates
% Ownership	49.00%